UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06121

Morgan Stanley Pacific Growth Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2008

Date of reporting period:	July 31, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Pacific Growth Fund Inc.

Portfolio of Investments July 31, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (95.7%)

	Australia (c) (11.8%)
	Airlines
307,423	Qantas Airways Ltd.	$1,044,041
155,855	Virgin Blue Holdings Ltd.	112,900
		1,156,941
	Apparel/Footwear
50,167	Billabong International Ltd. (d)	475,249

	Casino/Gaming
190,600	Tatts Group Ltd. (d)	437,311

	Chemicals: Agricultural
18,446	Incitec Pivot Ltd.	3,104,371

	Chemicals: Major Diversified
58,551	Orica Ltd.	1,441,493

	Engineering & Construction
16,664	Leighton Holdings Ltd. (d)	725,068

	Food Retail
112,597	Woolworths Ltd.	2,920,066

	Major Telecommunications
304,331	Telstra Corp., Ltd.	1,412,875

	Medical Specialties
7,400	Cochlear Ltd.	307,169

	Other Metals/Minerals
87,679	BHP Billiton Ltd.	3,616,001
8,339	Rio Tinto Ltd.	1,063,211
60,422	Straits Resources Ltd.	324,955
		5,004,167
	Property - Casualty Insurers
79,353	QBE Insurance Group Ltd.	1,861,640

	Trucking
141,150	Toll Holdings Ltd.	944,398

	Wholesale Distributors
1,639,507	Alesco Corp. Ltd. (d)	248,980
	Total Australia	20,039,728

	Bermuda (c) (2.0%)
	Electronics/Appliance Stores
3,624,000	GOME Electrical Appliances Holdings Ltd.	1,511,741

	Real Estate Development
116,000	Hongkong Land Holdings Co., Ltd.	477,455
	Total Bermuda	1,989,196

	Cayman Islands (0.4%)
	Advertising/Marketing Services
21,200	Focus Media Holdings Ltd. (ADR) (a) (d)	629,852

	Integrated Oil
118,000	Petrochina	156,894
	Total Cayman Islands	786,746

	China (c) (8.0%)
	Coal
822,000	China Coal Energy Co.	1,477,141

	Electric Utilities
418,000	Datang International Power Generation Co., Ltd. (H Shares)	244,858

	Investment Trusts/Mutual Funds
100,000	Investment Co. of China (b)	0

	Life/Health Insurance
375,000	China Life Insurance Co., Ltd. (H Shares)	1,416,806

	Major Banks
2,843,000	Industrial and Commercial Bank of China Ltd. (H Shares)	2,138,894

	Marine Shipping
981,150	China COSCO Holdings Company Ltd. (H Shares)	2,359,110

	Motor Vehicles
1,165,000	Dongfeng Motor Group Co., Ltd. (H Shares)	502,230

	Regional Banks
502,000	China CITIC Bank (H Shares)	317,467
4,794,000	China Construction Bank Corp. (H Shares)	4,204,578
		4,522,045
	Steel
1,317,000	Maanshan Iron & Steel Co., Ltd. (H Shares)	809,517
	Total China	13,470,601

	Hong Kong (c) (5.9%)
	Apparel/Footwear
43,000	Belle International Holdings Ltd.	44,215
124,400	Esprit Holdings Ltd.	1,329,613
		1,373,828
	Electric Utilities
326,000	China Resources Power Holdings Co., Ltd.	721,966

	Engineering & Construction
324,800	New World Development Co., Ltd.	608,115

	Financial Conglomerates
162,250	Wharf (Holdings) Ltd. (The)	718,413

	Investment Banks/Brokers
11,000	Hong Kong Exchanges & Clearing Ltd.	162,805

	Major Banks
100,000	Bank of East Asia, Ltd. (The)	481,917

	Real Estate Development
55,000	Cheung Kong (Holdings) Ltd.	773,322
38,000	Sino Land Co., Ltd.	76,104
363,000	Sino-Ocean Land Holdings Ltd. (a)	238,216
10,000	Sun Hung Kai Properties Ltd.	149,201
		1,236,843
	Tobacco
196,000	Shanghai Industrial Holdings Ltd.	556,731

	Wireless Telecommunications
291,000	China Mobile Ltd.	4,146,635
	Total Hong Kong	10,007,253

	India (c) (3.0%)
	Aluminum
58,100	National Aluminum Co. Ltd.	577,066

	Contract Drilling
33,500	Aban Offshore Ltd.	1,946,198

	Electrical Products
61,500	Asea Brown Boveri Ltd.	1,097,697

	Industrial Machinery
185,000	Welspun Gujarat Stahl Rohren Ltd.	1,413,497
	Total India	5,034,459

	Indonesia (c) (3.5%)
	Coal
2,513,000	PT Bumi Resources Tbk	1,856,542

	Construction Materials
411,000	PT Indocement Tunggal Prakarsa Tbk	274,976

	Gas Distributors
171,500	PT Perusahaan Gas Negara	229,270

	Major Telecommunications
878,500	PT Telekomunkasi Indonesia Tbk (Series B)	736,443

	Motor Vehicles
383,500	PT Astra International Tbk	946,690

	Regional Banks
1,798,500	PT Bank Central Asia Tbk	591,298
1,841,500	PT Bank Mandiri	599,372
979,500	PT Bank Rakyat Indonesia	646,832
		1,837,502
	Total Indonesia	5,881,423

	Japan (c) (f) (47.9%)
	Auto Parts: O.E.M.
40,100	NIFCO Inc.	912,796
17,000	Toyoda Gosei Co., Ltd.	463,700
		1,376,496
	Building Products
190,000	Nippon Sheet Glass Company, Ltd.	611,190
127,000	Sanwa Holdings Corp. (d)	491,870
		1,103,060
	Chemicals: Major Diversified
168,000	Mitsubishi Chemical Holdings Corp.	999,905

	Chemicals: Specialty
183,000	Daicel Chemical Industries, Ltd.	1,073,345
247,000	Denki Kagaku Kogyo Kabushiki Kaisha	733,770
154,000	Kaneka Corp.	949,470
71,300	Shin-Etsu Polymer Co., Ltd.	367,555
		3,124,140
	Commercial Printing/Forms
77,000	Dai Nippon Printing Co., Ltd.	1,059,043
15,600	Nissha Printing Co., Ltd. (d)	775,864
		1,834,907

	Computer Peripherals
61,100	Mitsumi Electric Co., Ltd. (d)	1,187,299

	Computer Processing Hardware
310,000	Fujitsu Ltd.	2,255,555

	Electric Utilities
24,000	Tokyo Electric Power Co., Inc.	660,793

	Electrical Products
260,000	Furukawa Electric Co., Ltd.	1,241,225

	Electronic Components
21,500	TDK Corp.	1,248,846

	Electronic Distributors
33,400	Ryosan Co., Ltd.	697,725

	Electronic Equipment/Instruments
55,800	Canon Inc.	2,549,842
18,600	Kyocera Corp.	1,603,769
129,000	Matsushita Electric Industrial Co., Ltd.	2,732,854
346,000	NEC Corp.	1,890,542
117,000	Ricoh Co., Ltd.	1,883,289
314,000	Toshiba Corp.	2,031,781
		12,692,077
	Electronic Production Equipment
33,600	Hitachi High-Technologies Corp.	653,876

	Electronics/Appliances
86,800	Casio Computer Co., Ltd. (d)	1,067,531
42,300	FUJIFILM Holdings Corp.	1,325,342
35,700	Sony Corp.	1,344,588
		3,737,461
	Engineering & Construction
63,000	Kyudenko Corp.	464,552
54,000	Maeda Road Construction Co., Ltd.	378,952
199,000	Obayashi Corp. (d)	849,541
34,000	Sanki Engineering Co., Ltd.	288,140
		1,981,185
	Finance/Rental/Leasing
53,700	Hitachi Capital Corp. (d)	951,802

	Food Retail
38,300	FamilyMart Co., Ltd.	1,672,707

	Food: Meat/Fish/Dairy
57,000	Nippon Meat Packers, Inc. (d)	1,076,176

	Food: Specialty/Candy
27,600	House Foods Corp. (d)	452,565

	Home Building
163,000	Sekisui Chemical Co., Ltd.	1,035,625
97,000	Sekisui House, Ltd. (d)	902,725
		1,938,350
	Industrial Conglomerates
257,000	Hitachi Ltd.	1,839,594

	Industrial Machinery
110,000	Amada Co., Ltd.	746,900
90,000	Daifuku Co., Ltd.	778,478
43,300	Daikin Industries, Ltd.	1,835,733
26,100	Fuji Machine Mfg. Co., Ltd.	471,750

63,000	Fujitec Co., Ltd.	333,799
371,000	Mitsubishi Heavy Industries, Ltd.	1,617,317
176,000	Tsubakimoto Chain Co.	919,734
		6,703,711
	Industrial Specialties
46,300	Lintec Corp.	751,650
130,000	Toyo Ink Mfg. Co., Ltd.	431,212
		1,182,862
	Major Telecommunications
230	Nippon Telegraph & Telephone Corp.	1,165,913

	Metal Fabrications
150,000	Minebea Co., Ltd.	791,935
204,000	Mitsui Mining & Smelting Co.	618,935
		1,410,870
	Miscellaneous Manufacturing
37,000	Kurita Water Industries Ltd.	1,174,316

	Motor Vehicles
230,900	Nissan Motor Co., Ltd.	1,775,482
67,800	Suzuki Motor Corp. (d)	1,472,505
55,800	Toyota Motor Corp.	2,397,707
56,400	Yamaha Motor Co., Ltd.	950,303
		6,595,997
	Movies/Entertainment
28,200	TOHO Co., Ltd.	584,492

	Pharmaceuticals: Other
41,200	Astellas Pharma Inc.	1,781,593
70,300	Daiichi Sankyo Co., Ltd.	2,095,376
27,300	Ono Pharmaceutical Co., Ltd.	1,502,383
		5,379,352
	Railroads
164	East Japan Railway Co.	1,283,441

	Recreational Products
6,400	Nintendo Co., Ltd.	3,086,207
59,400	Yamaha Corp.	1,221,336
		4,307,543
	Semiconductors
17,200	Rohm Co., Ltd.	975,082

	Steel
111,000	Nippon Steel Corp.	630,982

	Textiles
63,000	Nisshinbo Industries, Inc.	759,145
251,000	Teijin Ltd. (d)	752,902
		1,512,047
	Wholesale Distributors
135,000	Marubeni Corp.	983,165
103,800	Mitsubishi Corp.	3,009,985
60,000	Nagase & Co., Ltd.	627,911
		4,621,061
	Total Japan	80,253,413

	Malaysia (c) (1.0%)
	Agricultural Commodities/Milling
162,100	IOI Corporation Behard	284,910
108,000	Kuala Lumpur Kepong Berhad	452,839
		737,749
	Engineering & Construction
143,900	IJM Corp. Berhad	241,190

	Wholesale Distributors
280,200	Sime Darby Berhad	676,730
	Total Malaysia	1,655,669

	Pakistan (0.1%)
	Construction Materials
34,300	Lucky Cement GDR	154,350

	Philippines (c) (0.4%)
	Alternative Power Generation
614,000	PNOC Energy Development Corp.	66,945

	Financial Conglomerates
27,960	Ayala Corp.	184,808

	Specialty Telecommunications
7,415	Philippine Long Distance Telephone Co.	420,474
	Total Philippines	672,227

	Singapore (c) (2.2%)
	Major Banks
129,600	Oversea-Chinese Banking Corp., Ltd.	795,936

	Real Estate Development
77,000	Capitaland Ltd.	319,080
18,000	City Developments Ltd.	148,955
776,000	United Industrial Corp., Ltd.	1,611,099
		2,079,134
	Regional Banks
52,500	United Overseas Bank Ltd.	745,427
	Total Singapore	3,620,497

	South Korea (6.1%)
	Advertising/Marketing Services
1,992	Cheil Communications, Inc. (c)	446,980

	Apparel/Footwear
5,510	Cheil Industries Inc. (c)	287,614

	Chemicals: Specialty
7,699	LG Chem Ltd. (c)	781,607

	Electronic Distributors
2,687	LG Display Co., Ltd.	78,592

	Electronics/Appliances
2,648	LG Electronics Inc. (c)	269,342
25,070	Woongjin Coway Co., Ltd. (c)	788,471
		1,057,813
	Engineering & Construction
10,240	Hyundai Development Co. (a) (c)	476,463
4,130	Samsung Engineering Co., Ltd. (c)	318,460
		794,923
	Financial Conglomerates
12,858	Shinhan Financial Group Co., Ltd. (c)	600,986

	Household/Personal Care
328	Amorepacific Corp. (c)	207,843

	Industrial Specialties
16,400	SSCP Co., Ltd. (a) (c)	204,655

	Internet Software/Services
2,892	NHN Corp. (a) (c)	473,974

	Major Banks
8,060	Kookmin Bank (c)	462,221

	Marine Shipping
61,000	STX Pan Ocean Co., Ltd. (c) (d)	115,916

	Motor Vehicles
26,648	Hyundai Motor Co. (c)	1,859,729

	Property - Casualty Insurers
1,706	Samsung Fire & Marine Insurance Co., Ltd.(c)	335,054

	Semiconductors
4,523	Samsung Electronics Co., Ltd. (c)	2,517,662

	Steel
28	POSCO (c)	14,902
	Total South Korea	10,240,471

	Taiwan (c) (4.7%)
	Chemicals: Agricultural
92,000	Taiwan Fertilizer Co. Ltd.	329,172

	Chemicals: Specialty
151,000	Formosa Plastics Corp.	316,949

	Computer Peripherals
68,000	Hon Hai Precision Industry Co., Ltd.	328,032

	Computer Processing Hardware
312,405	Acer Inc.	559,630
127,103	Asustek Computer, Inc.	288,777
		848,407
	Construction Materials
340,370	Taiwan Cement Corp.	430,639

	Electronic Equipment/Instruments
267,750	AU Optronics Corp.	301,809

	Financial Conglomerates
270,900	Cathay Financial Holding Co., Ltd.	523,696
178,000	Yuanta Financial Holding Co., Ltd. (a)	130,607
		654,303
	Major Banks
517,000	First Financial Holding Co., Ltd.	476,655

	Marine Shipping
298,160	Yang Ming Marine Transport	184,637

	Regional Banks
850,000	Chinatrust Financial Holding Co., Ltd.	633,532

	Semiconductors
934,461	Taiwan Semiconductor Mfg. Co. Ltd.	1,694,757

	Steel
842,540	China Steel Corp.	1,202,072

	Telecommunication Equipment
22,700	High Tech Computer Corp.	355,732

	Telecommunications
32,000	Chunghwa Telecom Co. Ltd.	45,343
	Total Taiwan	7,802,039

	Thailand (c) (0.3%)
	Coal
43,500	Banpu Public Co Ltd (NVDR)	534,728

	Total Common Stocks (Cost $144,563,032)	162,142,800

	Preferred Stocks (0.3%)
	South Korea
	Semiconductors
1,333	Samsung Electronics Co., Ltd.(c) (Cost $689,094)	525,543

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (8.2%)
	Securities held as Collateral on Loaned Securities (d) (5.7%)
	Repurchase Agreements (0.9%)
314	ABN Amro Bank N.V. (2.44%, dated 07/31/08, due 08/01/08; proceeds $280,677; fully collateralizedby Collateralized Mortgage Obligations at the date of this Portfolio of Investment as follows: Wachovia Bank Commercial Mortgage Trust 5.42% due 01/15/45; valued at $329,324)	314,072
357	Banc of America Securities LLC (2.44% dated 07/31/08, due 08/01/08; proceeds $319,169; fully collateralized by common stock at the date of this Portfolio of Investment as follows: Alcoa, Inc.; valued at $347,488)	357,144
476	Lehman Brothers Co. (2.39% dated 07/31/08, due 08/01/08; proceeds $425,557; fully collateralized by Municipal Bond at the date of this Portfolio of Investment as follows: Oakland County 6.25% due 04/01/22 - 04/01/27; valued at $482,634)	476,192
357	Merrill Lynch Co., (2.34% dated 07/31/08, due 08/01/08; proceeds $319,167; fully collateralized by Corporate Bond at the date of this Portfolio of Investment as follows: Ahold Finance USA 6.85% due 05/01/29; valued at $357,622)	357,144

	Total Repurchase Agreements (Cost $1,504,552)	1,504,552

NUMBER OF
SHARES (000)
	Investment Company (d) (4.8%)
8,119	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $8,119,452)	8,119,452

	Total Securities held as Collateral on Loaned Securities (Cost $9,624,004)	9,624,004

	Investment Company(e) (2.5%)
4,234	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $4,234,209)	4,234,209

	Total Short-Term Investments (Cost $13,858,213)	13,858,213

Total Investments
(Cost $149,486,377) (g)	104.2%	176,526,556
Other Assets in Excess of Liabilities	(4.2)	(7,299,847)
Net Assets	100.0%	$169,226,709

GDR	Global Depositary Receipt.
NVDR	Non-voting Depositary Receipt.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investor.
(c)

Securities with total market value equal to $161,881,597 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The values of loaned securities and related cash collateral outstanding at July 31, 2008 were $9,077,636 and $9,624,004, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class  with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class .

(f)

At July 31, 2008, investments in securities of issuers in Japan represented 47.9% of the Fund’s net assets. These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at July 31, 2008:

CONTRACTS		IN EXCHANGE	DELIVERY	UNREALIZED
TO DELIVER		FOR	DATE	DEPRECIATION

JPY	688,374	$6,371	08/01/08	(10)

Currency Abbreviations:
JPY	Japanese Yen

Morgan Stanley Pacific Growth Fund Inc.

Summary of Investments July 31, 2008 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Short-Term Investments	$13,858,213	7.9%
Electronic Equipment/Instruments	12,993,886	7.4
Motor Vehicles	9,904,647	5.6
Industrial Machinery	8,117,208	4.6
Regional Banks	7,738,506	4.4
Semiconductors	5,713,044	3.2
Wholesale Distributors	5,546,770	3.1
Pharmaceuticals: Other	5,379,352	3.0
Other Metals/Minerals	5,004,166	2.8
Electronics/Appliances	4,795,274	2.7
Food Retail	4,592,773	2.6
Major Banks	4,355,622	2.5
Engineering & Construction	4,350,480	2.5
Recreational Products	4,307,543	2.4
Chemicals: Specialty	4,222,696	2.4
Wireless Telecommunications	4,146,635	2.3
Coal	3,868,411	2.2
Real Estate Development	3,793,431	2.1
Chemicals: Agricultural	3,433,543	1.9
Major Telecommunications	3,315,232	1.9
Computer Processing Hardware	3,103,962	1.8
Marine Shipping	2,659,663	1.5
Steel	2,657,473	1.5
Chemicals: Major Diversified	2,441,398	1.4
Electrical Products	2,338,922	1.3
Property - Casualty Insurers	2,196,694	1.2
Financial Conglomerates	2,158,510	1.2
Contract Drilling	1,946,198	1.1
Home Building	1,938,350	1.1
Industrial Conglomerates	1,839,594	1.0
Commercial Printing/Forms	1,834,907	1.0
Electric Utilities	1,627,616	0.9
Computer Peripherals	1,515,331	0.9
Textiles	1,512,046	0.9
Electronics/Appliance Stores	1,511,741	0.9
Life/Health Insurance	1,416,806	0.8
Metal Fabrications	1,410,870	0.8
Industrial Specialties	1,387,517	0.8
Auto Parts: O.E.M.	1,376,496	0.8
Apparel/Footwear Retail	1,329,613	0.8
Railroads	1,283,441	0.7
Electronic Components	1,248,846	0.7
Miscellaneous Manufacturing	1,174,316	0.7
Airlines	1,156,941	0.7
Building Products	1,103,060	0.6
Advertising/Marketing Services	1,076,832	0.6
Food: Meat/Fish/Dairy	1,076,176	0.6

Finance/Rental/Leasing	951,802	0.5
Trucking	944,398	0.5
Construction Materials	859,965	0.5
Apparel/Footwear	807,078	0.5
Electronic Distributors	776,317	0.4
Agricultural Commodities/Milling	737,749	0.4
Electronic Production Equipment	653,876	0.4
Movies/Entertainment	584,492	0.3
Aluminum	577,066	0.3
Tobacco	556,731	0.3
Internet Software/Services	473,974	0.3
Food: Specialty/Candy	452,565	0.3
Casino/Gaming	437,310	0.2
Specialty Telecommunications	420,474	0.2
Telecommunication Equipment	355,732	0.2
Medical Specialties	307,169	0.2
Gas Distributors	229,270	0.1
Household/Personal Care	207,843	0.1
Investment Banks/Brokers	162,805	0.1
Integrated Oil	156,894	0.1
Alternative Power Generation	66,945	0.0
Telecommunications	45,343	0.0

	$176,526,556	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008